Lease liabilities (non-current and current) - Summary of Changes in Carrying Amount of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Balance at beginning of year	€ 57,750	€ 62,327
Additions for new leases	10,313	5,215
Interest expenses	3,286	3,810	€ 3,090
Lease payments	(12,768)	(14,098)	(14,147)
Disposal of leases	(5,301)	(1,911)
Adjustments due to remeasurements	45	43
Adjustments due to modifications	243	9
Effect of translation adjustments	(4,125)	2,356
Balance at end of year	€ 49,443	€ 57,750	€ 62,327